Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2022
Computer equipment and software [Member]
Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	3 years
Furniture and fixtures [Member]
Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	5 years
Leasehold Improvements [Member]
Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	3 years